LOAN PAYABLE (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Debt Disclosure [Abstract]
SCHEDULE OF LOAN PAYABLE
	June 30, 2024 (unaudited)	December 31, 2023
Current portion of loans payable	$49,038	$-
Total notes payable	$49,038	$-